PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-        PROPERTY AND EQUIPMENT, NET

	December 31,
	2017	2016
Cost:

Computer, peripheral equipment and software	$84,670	$78,521
Office furniture and equipment	10,416	10,103
Leasehold improvements	5,790	5,607

	100,876	94,231
Accumulated depreciation:

Computer, peripheral equipment and software	67,275	59,696
Office furniture and equipment	6,684	5,382
Leasehold improvements	3,275	2,799

	77,234	67,877

Property and equipment, net	$23,642	$26,354

Depreciation expenses for the years ended December 31, 2017, 2016 and 2015 were $ 10,001, $ 9,253 and $ 8,163, respectively.

In 2016, the Company commenced a project for a global roll-out of its Enterprise Resource Planning systems ("ERP"). The Company capitalizes costs incurred related to the system according to ASC 350-40 "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". As of December 31, 2017 and 2016, the Company capitalized $1,526 and $ 2,721, respectively, which is included in "Computer, peripheral equipment and software".